RELATED PARTY BALANCE AND TRANSACTIONS - Schedule of Balance with Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Accrued expenses	$ 48	$ 43